UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2,   Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 9/30/12

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 79.5%
	COMMODITY FUND - 4.9%
43,100	Market Vectors Gold Miners ETF	$ 2,314,901

	DEBT FUND - 20.3%
238,026	SPDR Barclays Capital High Yield Bond ETF	9,573,406

	LARGE CAP GROWTH - 20.2%
139,623	ProShares Short Dow30 *	4,748,578
102,485	ProShares UltraShort Dow30 *	4,796,298
		9,544,876
	MID CAP GROWTH - 14.7%
38,542	SPDR S&P MidCap 400 ETF	6,934,477

	SMALL CAP GROWTH - 4.7%
36,120	Direxion Daily Small Cap Bull 3x Shares *	2,221,741

	SPECIALTY FUNDS - 14.7%
35,565	iShares Dow Jones U.S. Real Estate Index Fund	2,290,031
148,124	SPDR Financial Select Sector Fund	2,310,734
62,886	SPDR Materials Select Sector Fund	2,312,318
		6,913,083

	TOTAL EXCHANGE TRADED FUNDS (Cost $37,503,092)	37,502,484

	MUTUAL FUNDS - 19.0%
	ASSET ALLOCATION FUND - 11.5%
454,717	Palmer Square Absolute Return Fund - Institutional Shares *	4,388,021
63,573	The Merger Fund	1,013,350
		5,401,371
	DEBT FUND - 2.1%
110,165	Eaton Vance Multi-Strategy Absolute Return Fund	1,003,604

	EQUITY FUND - 5.4%
81,212	Calamos Market Neutral Income Fund	1,028,141
148,957	Palmer Square SSI Alternative Income Fund *	1,519,365
		2,547,506

	TOTAL MUTUAL FUNDS (Cost $8,849,975)	8,952,481

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
715,037	HighMark Diversified Money Market Fund, 0.02% ** (Cost $715,037)	$ 715,037

	TOTAL INVESTMENTS (Cost $47,068,104) (a) - 100.0%	$ 47,170,002
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(3,821)
	NET ASSETS - 100.0%	$ 47,166,181

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 483,067
	Unrealized Depreciation:	(381,169)
	Net Unrealized Appreciation:	$ 101,898

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 68.8%
	ASSET ALLOCATION FUND - 27.4%
93,539	CurrencyShares Euro Trust	$ 11,943,995
83,000	PowerShares DB US Dollar Index Bearish Fund *	2,255,110
22,546	ProShares UltraShort Euro *	453,625
		14,652,730
	DEBT FUND - 34.5%
21,000	Guggenheim Enhanced Short Duration Bond ETF	1,051,890
24,943	iShares Barclays MBS Bond Fund	2,722,778
8,623	iShares iBoxx $ High Yield Corporate Bond Fund	796,506
11,702	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,424,953
7,253	iShares JPMorgan USD Emerging Markets Bond Fund	879,499
35,105	iShares S&P U.S. Preferred Stock Index Fund	1,399,285
33,705	PowerShares Emerging Markets Sovereign Debt Portfolio	1,034,406
171,000	ProShares UltraShort 20+ Year Treasury *	2,665,890
57,431	SPDR Nuveen Barclays Municipal Bond ETF	1,411,654
15,664	SPDR Nuveen S&P High Yield Municipal Bond ETF	903,193
36,317	Vanguard Intermediate-Term Bond ETF	3,278,336
9,355	Vanguard Long-Term Corporate Bond ETF	869,641
		18,438,031
	MID CAP GROWTH - 1.9%
29,041	Direxion Daily Mid Cap Bull 3x Shares	1,004,238

	SMALL CAP GROWTH - 1.9%
16,292	Direxion Daily Small Cap Bull 3x Shares *	1,002,121

	SPECIALTY FUNDS - 3.1%
74,014	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,112,430
14,174	ProShares UltraShort Financials *	535,352
2,501	ProShares VIX Short-Term Futures ETF *	48,069
		1,695,851

	TOTAL EXCHANGE TRADED FUNDS (Cost $36,425,397)	36,792,971

	MUTUAL FUNDS - 11.4%
	ASSET ALLOCATION FUND - 2.8%
95,178	The Merger Fund	1,517,132

	DEBT FUND - 1.9%
101,729	FX Strategy Fund (The) *	1,002,035

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	EQUITY FUND - 6.7%
121,132	Calamos Market Neutral Income Fund	$ 1,533,527
198,610	Palmer Square SSI Alternative Income Fund *	2,025,819
		3,559,346

	TOTAL MUTUAL FUNDS (Cost $6,005,780)	6,078,513

Par Amount
	EXCHANGE TRADED NOTES - 13.9%
$ 2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,884,842
2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,404,404
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,121,800
	TOTAL EXCHANGE TRADED NOTES (Cost $7,611,014)	7,411,046

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
3,215,418	HighMark Diversified Money Market Fund, 0.02% ** (Cost $3,215,418)	3,215,418

	TOTAL INVESTMENTS (Cost $53,257,609) (a) - 100.1%	$ 53,497,948
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(40,320)
	NET ASSETS - 100.0%	$ 53,457,628

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 760,071
	Unrealized Depreciation:	(519,732)
	Net Unrealized Appreciation:	$ 240,339

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 58.3%
	COMMODITY FUND - 4.9%
16,583	Market Vectors Gold Miners ETF	$ 890,673

	DEBT FUND - 9.8%
44,000	SPDR Barclays Capital High Yield Bond ETF	1,769,680

	INTERNATIONAL FUND - 4.7%
16,082	iShares MSCI EAFE Index Fund	852,346

	LARGE CAP VALUE - 10.1%
65,000	PowerShares S&P 500 Low Volatility Portfolio	1,831,050

	MID CAP GROWTH - 6.5%
33,928	Direxion Daily Mid Cap Bull 3x Shares	1,173,230

	SMALL CAP GROWTH - 7.8%
23,000	Direxion Daily Small Cap Bull 3x Shares *	1,414,730

	SPECIALTY FUNDS - 14.5%
12,633	iShares Dow Jones U.S. Basic Materials Sector Index Fund	855,380
14,702	iShares Dow Jones U.S. Financial Sector Index Fund	857,273
11,000	iShares Dow Jones U.S. Real Estate Index Fund	708,290
10,000	ProShares VIX Short-Term Futures ETF *	192,200
		2,613,143

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,741,027)	10,544,852

	MUTUAL FUNDS - 16.4%
	ASSET ALLOCATION FUND - 5.8%
94,627	PIMCO All Asset All Authority Fund	1,057,926

	EQUITY FUND - 10.6%
65,700	Vanguard Dividend Growth Fund	1,110,330
12,666	Vanguard Morgan Growth Fund	798,227
		1,908,557

	TOTAL MUTUAL FUNDS (Cost $2,897,621)	2,966,483
Par Amount
	EXCHANGE TRADED NOTE - 23.5%
$ 4,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 * (Cost $4,442,140)	4,243,600

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 2.0%
	MONEY MARKET FUND - 2.0%
354,635	HighMark Diversified Money Market Fund, 0.02% ** (Cost $354,635)	$ 354,635

	TOTAL INVESTMENTS (Cost $18,435,423) (a) - 100.2%	$ 18,109,570
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(26,289)
	NET ASSETS - 100.0%	$ 18,083,281

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 90,476
	Unrealized Depreciation:	(416,329)
	Net Unrealized Depreciation:	$ (325,853)

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 52.7%
	COMMODITY FUND - 1.3%
5,184	Market Vectors Gold Miners ETF	$ 278,433

	DEBT FUND - 19.7%
15,000	iShares Core Total U.S. Bond Market ETF	1,686,750
13,697	ProShares UltraShort 20+ Year Treasury *	213,536
57,667	SPDR Barclays Capital High Yield Bond ETF	2,319,367
		4,219,653
	INTERNATIONAL FUND - 4.5%
18,135	iShares MSCI EAFE Index Fund	961,155

	LARGE CAP GROWTH - 2.1%
6,370	Powershares QQQ Trust Series 1	436,855

	LARGE CAP VALUE - 4.0%
11,854	iShares Russell 1000 Value Index Fund	855,622

	MID CAP GROWTH - 1.8%
11,525	Direxion Daily Mid Cap Bull 3x Shares	398,535

	MID CAP VALUE - 2.9%
12,724	iShares Russell Midcap Value Index Fund	619,913

	SMALL CAP GROWTH - 7.7%
6,465	Direxion Daily Small Cap Bull 3x Shares *	397,662
14,922	iShares Russell 2000 Index Fund	1,245,390
		1,643,052
	SMALL CAP VALUE - 2.9%
8,595	Vanguard Small-Cap Value ETF	618,152

	SPECIALTY FUNDS - 5.8%
6,061	iShares Dow Jones U.S. Basic Materials Sector Index Fund	410,390
6,392	iShares Dow Jones U.S. Real Estate Index Fund	411,581
26,465	SPDR Financial Select Sector Fund	412,854
		1,234,825

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,352,936)	11,266,195

	MUTUAL FUNDS - 15.2%
	ASSET ALLOCATION FUND - 15.2%
200,000	KCM Macro Trends Fund *	2,180,007
21,781	Permanent Portfolio	1,078,830
	TOTAL MUTUAL FUNDS (Cost $3,381,761)	3,258,837

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Par Amount		Value
	EXCHANGE TRADED NOTES - 21.6%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	$ 2,501,820
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,121,800
	TOTAL EXCHANGE TRADED NOTES (Cost $4,672,153)	4,623,620

Shares	SHORT-TERM INVESTMENTS - 6.4%
	MONEY MARKET FUND - 6.4%
1,373,599	HighMark Diversified Money Market Fund, 0.02% ** (Cost $1,373,599)	1,373,599

	TOTAL INVESTMENTS (Cost $20,780,449) (a) - 95.9%	$ 20,522,251
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%	879,174
	NET ASSETS - 100.0%	$ 21,401,425

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2012.
ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 90,818
	Unrealized Depreciation:	(349,016)
	Net Unrealized Depreciation:	$ (258,198)

PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Funds' assets and liabilities measured at fair value:

PSI Market Neutral
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 37,502,484	$ -	$ -	$ 37,502,484
Mutual Funds	8,952,481	-	-	8,952,481
Short-Term Investments	715,037	-	-	715,037
Total	$ 47,170,002	$ -	$ -	$ 47,170,002

PSI Total Return
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 36,792,971	$ -	$ -	$ 36,792,971
Mutual Funds	6,078,513	-	-	6,078,513
Exchange Traded Notes	-	7,411,046	-	7,411,046
Short-Term Investments	3,215,418	-	-	3,215,418
Total	$ 46,086,902	$ 7,411,046	$ -	$ 53,497,948
PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
PSI Strategic Growth
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,544,852	$ -	$ -	$ 10,544,852
Mutual Funds	2,966,483	-	-	2,966,483
Exchange Traded Notes	-	4,243,600	-	4,243,600
Short-Term Investments	354,635	-	-	354,635
Total	$ 13,865,970	$ 4,243,600	$ -	$ 18,109,570

PSI Tactical Growth
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,266,195	$ -	$ -	$ 11,266,195
Mutual Funds	3,258,837	-	-	3,258,837
Exchange Traded Notes	-	4,623,620	-	4,623,620
Short-Term Investments	1,373,599	-	-	1,373,599
Total	$ 15,898,631	$ 4,623,620	$ -	$ 20,522,251

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       11/14/12

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       11/14/12